Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Jan. 26, 2018
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2018